Summary of significant accounting policies (Details) - Schedule of estimated useful lives, using the straight-line method	12 Months Ended
Dec. 31, 2022
Leasehold improvements [member]
Summary of significant accounting policies (Details) - Schedule of estimated useful lives, using the straight-line method [Line Items]
Estimated useful lives	5 years
Furniture and fittings [Member]
Summary of significant accounting policies (Details) - Schedule of estimated useful lives, using the straight-line method [Line Items]
Estimated useful lives	5 years
Office equipment and software [Member]
Summary of significant accounting policies (Details) - Schedule of estimated useful lives, using the straight-line method [Line Items]
Estimated useful lives	5 years